UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Reveille Capital Management, LP
Address:  360 Madison Avenue, 21st Floor
          New York, NY 10017

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:  Dahlia Loeb
Title: Portfolio Manager
Phone: 212-450-8049
Signature, Place and Date of Signing:

      Dahlia Loeb February 17, 2009


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    13610

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BED BATH BEYOND INC  COM STK   COMMON STOCK     075896100     1017    40000 SH       SOLE     03           40000        0        0
D BRINKER INTL INC  COM STK      COMMON STOCK     109641100      422    40000 SH       SOLE     03           40000        0        0
D CHURCH & DWIGHT CO.I NC. COM S COMMON STOCK     171340102      673    12000 SH       SOLE     03           12000        0        0
D CONSTELLATION BRANDS  INC CL A COMMON STOCK     21036P108      789    50000 SH       SOLE     03           50000        0        0
D CRACKER BARREL OLD COUNTRY STO COMMON STOCK     22410J106      412    20000 SH       SOLE     03           20000        0        0
D FAMILY DOLLAR STORES  INC COM  COMMON STOCK     307000109     1434    55000 SH       SOLE     03           55000        0        0
D ISHARES RUSSELL 2000           US ETF'S - US TR 464287655      985    20000 SH       SOLE     03           20000        0        0
D KRAFT FOODS INC                COMMON STOCK     50075N104      591    22000 SH       SOLE     03           22000        0        0
D MCDONALDS CORP COM             COMMON STOCK     580135101     1368    22000 SH       SOLE     03           22000        0        0
D O REILLY AUTOMOTIVE INC COM ST COMMON STOCK     686091109      676    22000 SH       SOLE     03           22000        0        0
D RALCORP HOLDINGS INC COM       COMMON STOCK     751028101     1051    18000 SH       SOLE     03           18000        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103     1263    14000 SH       SOLE     03           14000        0        0
D SPDR S&P RETAIL ETF            US ETF'S - US TR 78464A714     1527    75000 SH       SOLE     03           75000        0        0
D WAL-MART STORES INC  COM STK   COMMON STOCK     931142103     1402    25000 SH       SOLE     03           25000        0        0
S REPORT SUMMARY                 14 DATA RECORDS               13610        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED